Cover	Dec. 16, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 16, 2021
Current Fiscal Year End Date	--12-31
Entity File Number	000-55431
Entity Registrant Name	Greenwave Technology Solutions, Inc.
Entity Central Index Key	0001589149
Entity Tax Identification Number	46-2612944
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	277 Suburban Drive
Entity Address, City or Town	Suffolk
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	23434
City Area Code	(303)
Local Phone Number	816-8070
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false